Document And Entity Information	Sep. 08, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 08, 2023
Entity Registrant Name	Getaround, Inc.
Entity Central Index Key	0001839608
Entity Emerging Growth Company	true
Securities Act File Number	001-40152
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3122877
Entity Address, Address Line One	55 Green Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	295-5725
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Amendment Description	The Registrant filed a Current Report on Form 8-K on September 12, 2023 (the “Original Form 8-K”) to disclose, among other things, a refinancing transaction. The Original Form 8-K incorrectly stated under Item 1.01 that the Note (as defined in the Original Form 8-K) accrues interest at a rate of 8.00% per annum. The Registrant is filing this Form 8-K/A as an amendment (Amendment No. 1) to the Original Form 8-K to correct its disclosure to state that the Note accrues interest at a rate of 15.00% per annum. No other changes have been made to the Original Form 8-K.
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GETR
Security Exchange Name	NYSE
Warrants For Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50 per share
Trading Symbol	GETR WS
Security Exchange Name	NYSE